                     REGISTRATION NOS. 33-27958, 811-5797
             As filed with the Securities and Exchange Commission
                               on April 5, 2000
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             ____________________

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X /
                                                          --

      PRE-EFFECTIVE AMENDMENT NO. __                          /__/

      POST-EFFECTIVE AMENDMENT NO. 33                         /X /
                                                               --

                                    AND/OR

REGISTRATION STATEMENT UNDER THE
      INVESTMENT COMPANY ACT OF 1940                          /X /
                                                               --

         AMENDMENT NO. 35                                     /X /
                                                              --

                             NORTH AMERICAN FUNDS
              (Exact Name of Registrant as Specified in Charter)

                              286 Congress Street
                          Boston, Massachusetts 02210
                                (800) 872-8037
                   (Address of Principal Executive Offices)
                           John I. Fitzgerald, Esq.
                                General Counsel
                             North American Funds
                              286 Congress Street
                               Boston, MA  02210
                              (Agent for Service)

                             ____________________

                                   Copy to:
                           Gregory D. Sheehan, Esq.
                                 Ropes & Gray
                            One International Place
                               Boston, MA  02110


It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[_]  on (date) pursuant to paragraph (b)
[x]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B OF THIS AMENDMENT RELATE ONLY TO INSTITUTIONAL CLASS I SHARES AND INSTITUTIONAL CLASS II SHARES OF THE FOLLOWING SERIES OF THE REGISTRANT:

Institutional Class I and Class II Shares
-----------------------------------------

International Small Cap Fund
International Equity Fund
Global Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Large Cap Growth Fund
Growth & Income Fund
Balanced Fund
Strategic Income Fund
Core Bond Fund
U.S. Government Securities Fund
Money Market Fund

NO INFORMATION RELATING TO ANY OTHER SERIES IS AMENDED, DELETED OR SUPERSEDED BY PARTS A AND B OF THIS AMENDMENT.

[GRAPHIC]

Prospectus
          2000

                                                          [NORTH AMERICAN FUNDS]

Institutional Class I Shares
Institutional CLass II Shares

International Small Cap Fund           Balanced Fund
International Equity Fund              Strategic Income Fund
Global Equity Fund                     Core Bond Fund
Small Cap Growth Fund                  U.S. Government Securities Fund
Mid Cap Growth Fund                    Money Market Fund
Large Cap Growth Fund
Growth & Income Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


June __, 2000

[LOGO]

Table of Contents
Organization of Information

This Prospectus includes information about fifteen different Funds.

    .Section I of the Prospectus includes summaries of each Fund.
    .Section II includes additional information about the Funds' investment strategies, additional risk information and information about the Funds' management.
    .Section III of the Prospectus includes information about how to invest and manage your North American Funds account.

Section I: Summaries of the Funds............. Page 1

   Summary of each Fund
   .Investment Objective
   .Principal Investment Strategies
   .Main Investing Risks
   .Investment Performance
   .Descriptions of Main Investment Risks

Section II: Other Information about each       Page 16
Fund..........................................

   .Fees and Expenses
   .More Information About Investment
    Strategies and Risks
   .Other Risks of Investing
   .Fund Management

Section III: Investing in the Funds........... Page 33

This section includes the information you need about how to invest and how to redeem shares. It also includes other important information about sales charges, taxes and account privileges.

More Information

If you'd like information additional to that included in this Prospectus, the back cover lists a number of places to call or to visit for additional materials.

Section I:

Fund Summaries

North American Funds (the "Trust") is a group of mutual funds that includes twenty-five separate investment portfolios, or Funds. Each Fund also has a specific, unique investment objective. Each Fund has a subadvisor, a firm responsible for making investment decisions for the Fund. This Prospectus includes information about Institutional Class I shares and Institutional Class II shares for twelve of the Funds.

The summaries on the next 12 pages describe each Fund's investment objective and principal investment strategies, list the main risks of investing in the Fund, and show the Fund's past investment performance. Explanations of the main risks of investing in each Fund starts on page 14.

Below the Funds' descriptions are a chart and a table. The bar chart shows how the investment returns of one class of each Fund's shares have varied in the past ten years, or in the years since the Fund began if it is less than ten years old. The class shown in the bar chart (either Class A shares or Class C shares, depending on the Fund) is not offered by this Prospectus, but the performance would have been substantially similar for Institutional Class I or Institutional Class II shares of the same fund, differing only to the extent that the classes have different expenses. The bar chart does not reflect sales charges; if it did, performance would be less than shown.

The table (the Average Annual Total Return Table) following each bar chart shows how that Fund's average annual returns for each class of shares for the last one, five and ten years (or since the Fund began, for newer Funds) compared to returns of a broad-based securities market index. The table reflects sales charges, including the maximum initial sales charge for Class A shares, and the maximum applicable Deferred Sales Charge for Class C shares. Like the bar chart, the Average Annual Total Return Table shows performance information for either Class A shares or Class C shares, depending on the fund, neither of which are offered by this Prospectus.

Each Fund's bar chart and Average Annual Total Return Table provides an indica-tion of the historical risk/return of an investment in the Fund.

It is important to remember that past performance does not predict future per-formance, and that as with any investment, it is possible for investors to lose money by investing in the Funds. An investment in any of the Funds is not a deposit in a bank and is not insured by the Federal Deposit Insurance Corpora-tion or any other government agency.

------

International Small Cap Fund
Investment Goal and Strategies


The investment objective of the International Small Cap Fund is to seek capital appreciation. To achieve this objective, Founders Asset Management, LLC ("Founders"), the Fund's subadvisor, invests primarily in equity securities issued by foreign companies with market capitalizations, or annual revenues, of $1 billion or less.

These companies are located in both established and emerging economies throughout the world. Founders selects securities based on its evaluation of their potential to offer capital appreciation opportunities. The Fund may invest in derivatives.

Main Investing Risks
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, including the risks associated with investing in smaller compa-nies
 .Foreign Investment Risk
 .Liquidity Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                 Past One Year Life of Fund
                               (since 2/20/96)
----------------------------------------------
 Class A         83.27%        23.09%
----------------------------------------------
 MSCI WORLD      27.93%        13.18%
 ex-U.S. Index

--------------------------------------------------------------------------------

                                                                         ------

International Equity Fund
Investment Goal and Strategies

The investment objective of the International Equity Fund is to seek long-term capital appreciation. Morgan Stanley Asset Management ("MSAM"), the Fund's subadvisor, pursues this objective by investing primarily in accordance with country and sector weightings determined by MSAM in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

MSAM seeks to maintain a diversified portfolio of international equity securi-ties based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. MSAM capitalizes on the significance of country and sector selection in international equity portfolio returns by over- and underweighting countries based on three factors: (i) valu-ation, (ii) fundamental change, and (iii) market momentum/technicals.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives may include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended pur-poses.

Main Investing Risks
 .Currency Risk
 .Derivatives Risk
 .Equity Risk
 .Foreign Investment Risk
 .Liquidity Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                          Past One Year Life of Fund
                                        (since 1/9/95)
------------------------------------------------------
 Class A                  20.91%        9.55%
------------------------------------------------------
 MSCI All Country World   30.91%        12.38%
 EX-US Index
------------------------------------------------------
 MSCI EAFE Index          26.96%        12.83%

--------------------------------------------------------------------------------

------

Global Equity Fund
Investment Goal and Strategies

The investment objective of the Global Equity Fund is long-term capital appreciation. To achieve this objective, Founders Asset Management, LLC ("Founders"), the Fund's subadvisor, invests in a globally diversified portfolio of equity securities.

The Fund normally invests at least 65% of total assets in equity securities of growth companies in a variety of markets throughout the world. The Fund may purchase securities in any foreign country, as well as the United States, and emphasizes common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. The Fund's portfolio will always invest at least 65% of its total assets in three or more countries. The Fund will not invest more than 50% of its total assets in the securities of any one foreign country. The Fund may invest in deriva-tives.

Main Investing Risks
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, particularly the risk associated with investments in growth stocks
 .Foreign Investment Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                    Past One Year Past Five Years Life of Fund
                                                  (since 11/1/90)
-----------------------------------------------------------------
 Class C             1.33%         9.85%           9.37%
-----------------------------------------------------------------
 MSCI WORLD Index   24.93%        19.76%          14.88%

--------------------------------------------------------------------------------

                                                                         ------

Small Cap Growth Fund
Investment Goal and Strategies

The investment objective of the Small Cap Growth Fund is maximum capital appre-ciation. Credit Suisse Asset Management, LLC ("CSAM"), the Fund's subadvisor, pursues this objective by investing primarily in equity securities of U.S. com-panies. The focus of the Fund is emerging growth companies, which often are small or medium-size companies with growth characteristics such as positive earnings and potential for accelerated growth.

The Fund may also invest in high-quality bonds, and, to a certain extent, in foreign securities. The Fund may invest in derivatives.

The Fund is not "diversified," which means that it may invest in a relatively small number of issuers of securities, and its value may be affected very significantly by the change in value of a single security.

Main Investing Risks
 .Concentration Risk
 .Credit Risk
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, particularly the risks associated with investing in smaller com-panies
 .Interest Rate Risk
 .Liquidity Risk
 .Foreign Investment Risk
 .Management Risk

The bar chart and table
provide an indication
of risk by showing the
variability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                       Past One Year Life of Fund
                                     (since 1/6/98)
---------------------------------------------------
 Class A               63.18%        28.58%
---------------------------------------------------
 Russell 2000 Growth   43.09%        20.35%

--------------------------------------------------------------------------------

------
5

Mid Cap Growth Fund
Investment Goal and Strategies

The investment objective of the Mid Cap Growth Fund is to seek long term capi-tal appreciation. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's subadvisor, invests primarily in common stocks of mid-sized companies--those with market capitalizations ranging from approximately $2 billion to $15 billion at the time of purchase--but also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio will be invested in securities of established com-panies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio will be invested in securities of com-panies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the subadviser believes will lead to rapid sales or earnings growth. The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments will usually be bought and sold frequent-ly. The Fund may invest in derivatives.


Main Investing Risks
 .Credit Risk
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, including the risks associated with investing in smaller compa-nies
 .Foreign Investment Risk
 .Interest Rate Risk
 .Liquidity Risk
 .Management Risk

The bar chart and table
provide an indication
of risk by showing the
variability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                      Past One Year Life of Fund
                                    (since 3/4/96)
--------------------------------------------------
 Class A              24.60%        19.33%
--------------------------------------------------
 S&P MidCap           14.72%        20.64%
 400 Index
--------------------------------------------------
 Russell 2000 Index   21.26%        13.70%

--------------------------------------------------------------------------------

                                                                         ------

Large Cap Growth Fund
Investment Goal and Strategies

The investment objective of the Large Cap Growth Fund is to seek long-term cap-ital growth. To achieve this goal, Founders Asset Management LLC ("Founders"), the Fund's subadvisor, invests at least 65% of the Fund's total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected by Founders to increase faster than the market average.

The Fund may invest in other types of equity securities that offer opportuni-ties for capital appreciation. The Fund may also invest in high-quality bonds. The Fund may invest up to 100% of its total assets in American Depositary Receipts (ADRs) and up to 30% of its total assets in foreign securities (other than ADRs). The Fund may not invest more than 25% of its total assets in any one foreign country. The Fund may invest in derivatives.

Main Investing Risks
 .Credit Risk
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, including the particular risks associated with growth stocks .Foreign Investment Risk
 .Interest Rate Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

           Past One Year Life of Fund
                         (since 3/4/96)
---------------------------------------
 Class A   30.42%        24.39%
---------------------------------------
 S&P 500   21.04%        26.26%
 Index

--------------------------------------------------------------------------------

------
7

Growth & Income Fund
Investment Goal and Strategies

The investment objective of the Growth & Income Fund is to provide long-term growth of capital and income consistent with prudent investment risk. Wellington Management Company, LLP ("Wellington"), the Fund's subadvisor, pursues this objective by investing mostly in a diversified portfolio of common stocks of U.S. issuers that Wellington believes are of high quality. The Fund will typically invest in dividend-paying stocks of larger companies. The Fund may invest up to 20% of its total assets in foreign securities.

To select stocks for the Fund, Wellington assesses a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of fundamental value. Wellington will also monitor and evaluate the economic and political climate and the principal securities markets of the country in which each company is located. The Fund may invest in derivatives.

Main Investing Risks
 .Derivatives Risk
 .Equity Risk, including particular risks associated with value stocks .Foreign Investment Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                 Past One Year Past Five Years Life of Fund
                                               (since 5/1/91)
-------------------------------------------------------------
 Class C         15.74%        24.18%          17.17%
-------------------------------------------------------------
 S&P 500 Index   21.04%        28.54%          19.80%

--------------------------------------------------------------------------------

                                                                        -------

Balanced Fund
Investment Goal and Strategies

The investment objective of the Balanced Fund is current income and capital appreciation. To achieve this goal, INVESCO Funds Group, Inc. ("INVESCO"), the Fund's subadvisor, invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. the Fund normally invests the majority of its total assets in common stocks and approximately one-quarter of its assets in investment grade debt securities. The portion of the Fund's portfolio invested in equity securities emphasizes companies INVESCO believes to have better-than-average earnings growth poten-tial, as well as companies within industries that INVESCO believes are well-positioned for the current and expected economic climate. Since current income is a component of total return, INVESCO also considers companies' dividend payout records. Most of these hold-ings are traded on national stock exchanges or in the over-the-counter market. The Fund may also take positions in securities traded on regional or foreign exchanges. A portion of the Fund's portfolio invested in debt securities may include obligations of the US. government, government agencies, and investment grade corporate bonds. Obligations issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market conditions. The Fund may invest in derivatives.

Main Investing Risks
 .Credit Risk
 .Currency Risk
 .Derivatives Risk
 .Equity Risk
 .Foreign Investment Risk
 .Interest Rate Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past One Year Past Five Years Life of Fund
                                                 (since 8/29/89)
----------------------------------------------------------------
 Class C           -4.74%        11.49%           9.99%
----------------------------------------------------------------
 S&P 500
 Index              21.04%       28.54%          21.24%
----------------------------------------------------------------
 Lehman Brothers   -0.83%         7.73%           6.62%
 Aggregate Bond
 Index

--------------------------------------------------------------------------------

-------

Strategic Income Fund
Investment Goal and Strategies

The investment objective of the Strategic Income Fund is to seek a high level of total return consistent with preservation of capital. To achieve this goal, American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, invests at least 65% of the Fund's total assets in a broad range of fixed-income securities, including investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P), U.S. Government and agency obligations, mortgage-backed securities, and U.S., Canadian, and foreign high-risk, high-yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities). Up to 25% of the Fund's total assets will be invested in foreign emerging market debt, and up to an additional 25% in non-U.S.
dollar bonds. The Fund may invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants. The Fund may invest in asset-backed securities, foreign currency, futures and options, illiquid securities (limited to 15% of the Fund's assets), investment companies, loan participations, money market securities, mortgage-related securities, real estate securities, repurchase agreements, reverse repurchase agreements, dollar rolls, structured securities, swaps, variable amount master demand notes, variable rate demand notes, and when-issued securities. The Fund may invest in derivatives.

Main Investing Risks
 .Credit Risk, including the particular risks associated with junk bonds .Currency Risk
 .Derivatives Risk
 .Foreign Investment Risk
 .Interest Rate Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                        Past One Year Past Five Years Life of Fund
                                                      (Since 11/1/93)
---------------------------------------------------------------------
 Class A                -4.47%        7.73%           5.22%
---------------------------------------------------------------------
 Lehman Brothers        -0.83%        7.73%           5.66%
 Aggregate Bond Index

--------------------------------------------------------------------------------

                                                                        -------

Core Bond Fund
Investment Goal and Strategies

The investment objective of the Core Bond Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity. American General Investment Management, L.P. ("AGIM") is subadvisor. The Fund invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. The Fund normally invests the majority of its total assets in common stocks and approximately one-quarter of its assets in investment grade debt securities. The portion of the Fund's portfolio invested in equity securities emphasizes companies AGIM believes to have better-than-average earnings growth potential, as well as companies within industries that AGIM believes are well-positioned for the current and expected economic climate. Since current income is a component of total return, AGIM also considers companies' dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter market. The Fund may also take positions in securities traded on regional or foreign exchanges. A portion of the Fund's portfolio invested in debt securities may include obligations of the U.S. government, government agencies, and investment grade corporate bonds. Obligations issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market conditions. The Fund may invest in derivatives.

Main Investing Risks
 .Credit Risk, including the particular risks associated with junk bonds .Currency Risk
 .Derivatives Risk
 .Foreign Investment Risk
 .Interest Rate Risk
 .Liquidity Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past One Year Past Five Years Life of Fund
                                                 (since 5/1/91)
---------------------------------------------------------------
 Class A           -8.15%        5.56%           5.89%
---------------------------------------------------------------
 100% Lehman       -1.94%        8.16%           7.38%
 Brothers
 Corporate
---------------------------------------------------------------
 50% Lehman        -2.10%        7.80%           7.61%
 Brothers
 Corporate
 50% Lehman
 Brothers
 Government

--------------------------------------------------------------------------------

-------

U.S. Government Securities Fund
Investment Goal and Strategies

The investment objective of the U.S. Government Securities Fund is to obtain a high level of current income consistent with preservation of capital and main-tenance of liquidity. American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, pursues this objective by emphasizing investments in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies, and in derivative investments relating to such securities.

Main Investing Risks
 .Credit Risk
 .Derivatives Risk
 .Interest Rate Risk
 .Management Risk


The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                           Past One Year Past Five Years Life of Fund
                                                         (since 8/28/89)
------------------------------------------------------------------------
 Class A                   -6.66%        5.03%           5.98%
------------------------------------------------------------------------
 Merrill Lynch 1-10 year    0.55%        6.9%            7.28%
 Government Index

--------------------------------------------------------------------------------

                                                                        -------

Money Market Fund
Investment Goal and Strategies

The investment objective of the Money Market Fund is to obtain maximum current income consistent with preservation of principal and liquidity. American General Investment Management, L.P. ("AGIM") is, the Fund's subadvisor. The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the Investment Company Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. The investments of the Fund may include securities issued or guaranteed by the U.S. Government (and its agencies or instrumentalities), certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion, commercial paper sold by corporations and finance companies, corporate debt obligations with remaining maturities of 13 months or less, repurchase agreements, money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the fund's net assets), asset-backed securities, loan participations, adjustable rate securities, Variable Rate Demand Notes, illiquid and restricted securities (limited to 10% of the Fund's net assets at all times), and Rule 144A securities. The Fund may invest in investment companies, real estate securities, and reverse repurchase agreements.

Main Investing Risks
 .Interest Rate Risk
 .Management Risk
 .An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

           Past One Year Life of Fund
                         (since 8/28/89)
----------------------------------------
 Class A   4.62%         4.80%

--------------------------------------------------------------------------------

-------
13

Descriptions of Main Investing Risks

The value of your investment in a Fund can change for many reasons, and may decrease. The primary reasons for possible decreases in a Fund's value are called "Main Investing Risks," and are explained in this section. Because the types of investments a Fund may change over time, the types of risks affecting the Fund will change as well. Section II of the Prospectus includes more information about other risks that might affect the Funds' values.

Concentration Risk
Investment professionals believe that investment risk can be reduced through diversification, which is simply the practice of choosing more than one type of investment. On the other hand, concentrating investments in a smaller number of securities increases risk.

Credit Risk
Credit risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed income security, or the counterparty to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

Funds may be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged (indebted) issuers and in debt securities not current in the payment of interest or principal, or in default.

Funds that invest in foreign securities are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Currency Risk
Funds that invest in securities that are denominated in and/or are receiving revenues in foreign currencies are subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. In the case of hedging positions, it is the risk that the U.S. dollar will decline in value relative to the currency hedged.

Derivatives Risk
Derivatives are financial contracts between two parties whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Derivatives also offer the opportunity for great increases in value. Because derivatives are contracts between parties, there is also some credit risk associated with using derivatives. Additional risks associated with derivatives include mispricing and improper valuation. Deriva-tives risk for some Funds will be increased by their investments in structured securities.

Equity Risk
Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Additionally, factors affecting a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology.

                                                                        -------

Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Value stocks are the stocks of companies that are not expected to experience significant earnings growth, but that are undervalued, or are inexpensive rela-tive to the value of the company and its business as a whole. These companies may have experienced recent troubles that have caused their stocks to be out of favor with investors. If the market does not recognize the value of the company over time, the price of its stock may fall, or simply may not increase as expected.

Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stocks may not trade very active-ly, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

Foreign Investment Risk
Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Also, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significant-ly, from U.S. standards.

The possibility of political instability or diplomatic developments in foreign countries could trigger nationalization of companies and industries, expropria-tion (confiscation of property), extremely high levels of taxation, and other negative developments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds that invest in sovereign debt obligations are exposed to the risks of political, social and economic change in the countries that issued the bonds.

Interest Rate Risk (Market Risk)
Interest rate risk, or market risk, is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset backed securities. Debt securi-ties are obligations of the issuer to make payments of principal and/ or inter-est on future dates. As interest rates rise, an investment in a Fund can lose value, because the value of the securities the Fund holds may fall.

Market risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be increased for Funds that invest in mort-gage-backed or other types of asset-backed securities that are often prepaid. Even Funds that invest in the highest quality debt securities are subject to interest rate risk.

Liquidity Risk
Liquidity risk is the risk that a Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. A Fund holding an illiquid security may not be able to sell the security at a fair price. Liquidity risk increases for Funds investing in derivatives, foreign investments or restricted securities.

Management Risk
Management risk is the risk that the subadvisor of a Fund, despite using vari-ous investment and risk analysis techniques, may not produce the desired investment results.

-------

Section II:

  Fees and Expenses of the North American Funds--Institutional Class I Shares and Institutional Class II Shares*

  This table describes the fees and expenses that you may pay if you invest in the Funds.
  * Institutional Class II Shares are offered only by the Core Bond Fund.

Shareholder Fees (fees paid directly from your investment)

                                                   Institutional Institutional
                                                      Class I      Class II
------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price)          None          None
Maximum Deferred Sales Charge (as a
percentage of original purchase price or
redemption price, whichever is lower)                  None          None
Annual Fund Operating Expenses (expenses that are
deducted from fund assets)
                                                   Institutional Institutional
Fund                                                  Class I      Class II
------------------------------------------------------------------------------
International Small Cap Fund
 Management Fees                                       1.05
 Other Expenses                                        1.02
 Total Annual Fund Operating Expenses                  2.07
------------------------------------------------------------------------------
International Equity Fund
 Management Fees                                        .90
 Other Expenses                                         .91
 Total Annual Fund Operating Expenses                  1.81
------------------------------------------------------------------------------
Global Equity Fund
 Management Fees                                        .88
 Other Expenses                                         .78
 Total Annual Fund Operating Expenses                  1.66
------------------------------------------------------------------------------
Small Cap Growth Fund
 Management Fees                                        .95
 Other Expenses                                         .84
 Total Annual Fund Operating Expenses                  1.79
------------------------------------------------------------------------------

                                                                        -------

                                      Institutional Institutional
Fund                                     Class I      Class II
-----------------------------------------------------------------
Mid Cap Growth Fund
 Management Fees                           .93
 Other Expenses                            .79
 Total Annual Fund Operating Expenses     1.72
-----------------------------------------------------------------
Large Cap Growth Fund
 Management Fees                           .90
 Other Expenses                            .82
 Total Annual Fund Operating Expenses     1.72
-----------------------------------------------------------------
Growth & Income Fund
 Management Fees                           .73
 Other Expenses                            .56
 Total Annual Fund Operating Expenses     1.29
-----------------------------------------------------------------
Balanced Fund
 Management Fees                           .78
 Other Expenses                            .65
 Total Annual Fund Operating Expenses     1.43
-----------------------------------------------------------------

-------

                                      Institutional Institutional
Fund                                     Class I      Class II
-----------------------------------------------------------------
Strategic Income Fund
 Management Fees                           .75
 Other Expenses                            .75
 Total Annual Fund Operating Expenses     1.50
-----------------------------------------------------------------
Core Bond Fund
 Management Fees                           .60           .60
 Other Expenses                            .69           .44
 Total Annual Fund Operating Expenses     1.29          1.04
-----------------------------------------------------------------
U.S. Government Securities Fund
 Management Fees                           .60
 Other Expenses                            .69
 Total Annual Fund Operating Expenses     1.29
-----------------------------------------------------------------
Money Market Fund
 Management Fees                           .20
 Other Expenses                            .97
 Total Annual Fund Operating Expenses     1.17

--------------------------------------------------------------------------------

  Fund fees and
  expenses are
  currently being
  voluntarily waived
  and/or reimbursed
  by AGAM such that
  the Funds have the
  following net total
  annual operating
  expenses:

                                 Institutional Institutional
                                    Class I      Class II
------------------------------------------------------------
International Small Cap Fund         1.95
------------------------------------------------------------
International Equity Fund            1.80
------------------------------------------------------------
Global Equity Fund                   1.65
------------------------------------------------------------
Small Cap Growth Fund                1.72
------------------------------------------------------------
Mid Cap Growth Fund                  1.68
------------------------------------------------------------
Large Cap Growth Fund                1.67
------------------------------------------------------------
Growth & Income Fund                  N/A
------------------------------------------------------------
Balanced Fund                        1.41
------------------------------------------------------------
Strategic Income Fund                1.45
------------------------------------------------------------
Core Bond Fund                       1.20           .95
------------------------------------------------------------
U.S. Government Securities Fund      1.15
------------------------------------------------------------
Money Market Fund                     .95
------------------------------------------------------------

                                                                        -------

By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in a particular Fund, or a particular class of shares, with the costs of investing in other mutual funds.

The examples assume that you:

 .  Invest $10,000 in a Fund for the time period indicated and then redeem all of your shares at the end of those periods.
 . Your investment earns a 5% return each year and that each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                             1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------------
International Small Cap Fund
 Institutional Class I Shares     210     649    1,114   2,400
----------------------------------------------------------------
International Equity Fund
 Institutional Class I Shares     184     569      980   2,127
----------------------------------------------------------------
Global Equity Fund
 Institutional Class I Shares     169     523      902   1,965
----------------------------------------------------------------
Small Cap Growth Fund
 Institutional Class I Shares     182     563      970   2,105
----------------------------------------------------------------
Mid Cap Growth Fund
 Institutional Class I Shares     175     542      933   2,030
----------------------------------------------------------------
Large Cap Growth Fund
 Institutional Class I Shares     175     542      933   2,030
----------------------------------------------------------------
Growth & Income Fund
 Institutional Class I Shares     131     409      708   1,556
----------------------------------------------------------------
Balanced Fund
 Institutional Class I Shares     146     452      782   1,713
----------------------------------------------------------------
Strategic Income Fund
 Institutional Class I Shares     153     474      818   1,791
----------------------------------------------------------------
Core Bond Fund
 Institutional Class I Shares     131     409      708   1,556
 Institutional Class II Shares    106     331      574   1,271
----------------------------------------------------------------
U.S. Government Securities Fund
 Institutional Class I Shares     131     409      708   1,556
----------------------------------------------------------------
Money Market Fund
 Institutional Class I Shares     119     372      644   1,420
----------------------------------------------------------------

-------

More Information About
Investment Strategies and Risks

This Prospectus does not attempt to disclose all of the different investment techniques that the Funds might use, or all of the types of securities in which the Funds might invest. As with any mutual fund, investors must rely on the professional judgment and skill of the Funds' management. A subadvisor may choose not to use some or all of the investment techniques available to a Fund, and these choices may cause the Fund to lose money or not achieve its goal.

Each Fund has a unique investment goal (see the Fund Summaries) that it tries to achieve through its investment strategies. The investment goals, or objec-tives, of the Funds cannot be changed without the approval of the holders of a majority of the outstanding shares of each Fund. However, except for certain investment restrictions, the strategies a Fund uses to achieve its investment objective may be changed by the Trustees without approval of the shareholders. Because each Fund is different, they have different investment policies and risks, and will also have different returns over time. This section provides additional information about the Funds, and should be read in conjunction with the Fund Summaries.

International Small Cap Fund
The Fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

The Fund may invest a significant portion of its assets in the securities of small companies. Small companies are still in the developing stages of their life cycles and may have limited product lines, markets or financial resources and/or lack management depth. The securities of small companies may have lim-ited marketability and may experience more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Because of this, the net asset value of the International Small Cap Fund may fluctuate more widely than popular market averages.

The Fund may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation.

The Fund may invest in investment-grade bonds, debt securities and corporate obligations. For purposes of this Fund, investment grade securities are those rated Baa or higher by Moody's, or BBB or higher by S&P. The Fund may choose to invest in lower-rated convertible securities and preferred stocks (securities rated Ba or lower by Moody's and BB or lower by S&P). The Fund may also invest in unrated convertible securities and preferred stocks if Founders believes they are equivalent in quality to the rated securities that the Fund may buy.

The Fund will not invest more than 5% of its total assets in unrated or below investment-grade fixed-income securities, with the exception of preferred stocks. If the Fund holds securities that are downgraded to below investment grade after they are purchased, the Fund does not have to sell them unless the Fund's investments in unrated and below investment grade securities are equal to or greater than 5% of total fund assets.

Since the Fund's assets will be invested primarily in foreign securities and since substantially all of the Fund's revenues will be received in foreign cur-rencies, the Fund's net asset values will be affected by changes in currency exchange rates. The Fund will pay dividends in dollars and will incur currency conversion costs.


                                                                        -------

International Equity Fund
MSAM's Active International Allocation team analyzes both the global economic environment and the economies of the industrialized countries comprising the MSCI Europe, Australasia, Far East (EAFE) Index. EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singa-pore. MSAM views each country and sector as unique investment opportunities and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and currency outlook. After determining to invest in a country or sector, MSAM establishes overweight, underweight or neutral positions relative to the broad market index for that country or sector. Within the countries or sectors selected for investment, MSAM purchases optimized baskets of equity securities designed to track the local market index. The Fund does not invest in securities of U.S. issuers. MSAM considers an issuer to be from a particular country if: (i) its principal securities trading market is in that country; (ii) alone or on a con-solidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, and has a principal office in, that country.

The Fund will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Fund, if MSAM is not successful in employing them, the Fund's performance may be worse than if it did not make such investments.

The Fund may invest in emerging market countries and, with regard to such investments, make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. The characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Global Equity Fund
The Fund invests primarily in equity securities of issuers throughout the world, including issuers in the U.S. and emerging market countries.

The Fund may also invest in money market instruments. Although the Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in equity securities that are traded over-the-counter or that are not admitted to listing on a stock exchange or dealt in on a regulated market. Pri-vately traded securities may have additional liquidity risks. The Fund may also engage in forward foreign currency transactions and purchase when-issued or delayed delivery securities.


-------

Small Cap Growth Fund
The Fund will usually invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportuni-ties for maximum capital appreciation. Emerging growth companies are small- or medium-sized companies beyond their start-up phase showing positive earnings or the potential for accelerated earnings growth.

Although the Fund will typically invest in smaller companies, the Fund may invest in emerging growth companies of any size. Emerging growth companies gen-erally benefit from new products or services, technological developments, changes in management or other factors. The Fund may also invest in companies experiencing unusual developments affecting their market value, called "special situation" companies. These companies may be involved in acquisitions or con-solidations, reorganization, recapitalization, mergers, liquidation, or distri-bution of cash, securities or other assets, tender or exchange offers, a breakup or workout of a holding company, lawsuits which, if resolved favorably, would improve the value of the company's stock, or a change in corporate con-trol.

The Fund may invest up to 20% of its total assets in investment grade debt securities (other than money market obligations) and preferred stocks that are not convertible into common stock. The Fund may also invest up to 20% of its total assets in the securities of foreign issuers, which have certain risks associated with them. The Fund's status is non-diversified , although its port-folio managers have typically diversified the Fund's investments.

The interest income to be derived may be considered as one factor in selecting debt securities for investment. Because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital apprecia-tion when interest rates are expected to decline. The success of such a strat-egy is dependent upon the manager's ability to accurately forecast changes in interest rates.

A security will be considered investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined by the manager to be of comparable quality. Bonds rated in the fourth highest grade may have speculative characteristics. If a security held by the Fund is no longer rated, or is rated below the Fund's minimum allowed rating, the manager factors this information into the decision about whether the Fund should continue to hold the securities. The Fund can normally invest up to 20% of its total assets in domestic and foreign short-term money market obligations.

Investing in securities of emerging growth and small-sized companies can involve greater risks because these securities may have limited marketability. Because small and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell large numbers of shares without affecting current prices. Small- and medium-sized companies are typically subject to a greater degree of changes in earn-ings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. And companies with small market capitalizations may also be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group.

                                                                        -------

Mid Cap Growth Fund
The Fund invests in equity securities, including common and preferred stocks, and securities that can be converted into or exchanged for equity securities, including warrants and rights. The Fund will typically invest in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

To give the Fund the flexibility to take advantage of new opportunities that can help to meet the Fund's investment objectives, the Fund can invest up to 15% of its net assets in money market instruments, bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes and repurchase agreements.

The Fund may invest up to 20% of its total assets in foreign securities and will be subject to certain risks as a result of these investments. The Fund may also purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securi-ties limitation.

Large Cap Growth Fund
At least 65% of the Fund's total assets will be invested in common stocks of well-established, high-quality growth companies. The Fund may also invest in convertible securities, preferred stocks, debentures and other corporate obli-gations when Founders believes that these investments offer opportunities for capital appreciation. Although these securities may produce current income, income will not be a substantial factor in selecting these securities.

The Fund may invest in investment grade bonds, debentures and corporate obliga-tions rated Baa or higher by Moody's or BBB or higher by S&P. The Fund may choose to invest in lower-rated (Ba or lower by Moody's and BB or lower by S&P) convertible and preferred stocks but not rated below B. The Fund may also invest in unrated convertible securities and preferred stocks if Founders believes that they are equivalent in quality to the rated securities the Fund may buy.

The Fund will never have more than 5% of its total assets invested in unrated or below-investment-grade fixed income securities, with the exception of pre-ferred stocks. If the Fund holds securities that are downgraded after they are purchased, the Fund does not have to sell them unless the Fund assets in unrated and blow investment-grade securities reaches 5% of total assets.

The Fund is also permitted to use forward foreign currency contracts and futures contracts. The Fund may also purchase and/or write options on securi-ties and on indices, and may invest in Rule 144A securities.

-------

Growth & Income Fund
Wellington Management seeks to achieve the Fund's objective by investing pri-marily in a diversified portfolio of common stocks of U.S. issuers which Wel-lington Management believes are of high quality. Wellington Management believes that high quality companies are evidenced by a leadership position within an industry, a strong or improving balance sheet, relatively high return on equi-ty, steady or increasing dividend payout, and strong management skills. The Fund's investments will emphasize primarily dividend paying stocks of larger companies. The Fund may invest in securities that can be converted into, or that include the right to buy common stocks, including convertible securities issued in the Euromarket and preferred stocks. The Fund may also invest in mar-ketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P, or unrated securities considered to be of equivalent quality in Wellington Manage-ment's judgment. Under normal market conditions, the subadvisor expects that the Fund's portfolio will consist primarily of equity securities.

Balanced Fund
The Fund may invest in convertible securities, preferred stocks, bonds, deben-tures, and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income is also a factor in the selection of these securities.

The Fund may invest without limit in ADRs and up to 30% of its total assets in foreign securities (other than ADRs). The Fund will not invest more than 25% of its total assets in the securities of any one foreign country. The Fund will be subject to special risks as a result of its ability to invest up to 30% of its total assets in foreign securities, excluding ADRs.

Strategic Income Fund
The Fund may invest in debt obligations issued or guaranteed by a foreign sov-ereign government or one of its agencies or political subdivisions, and debt obligations issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or devel-opment and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. These securities may be denomi-nated in multi-national currency units.

The purpose of investing a portion of the Fund's assets in below investment grade, mortgage, and international debt securities, is to provide investors with a higher yield than a high-quality domestic corporate bond fund, and with less risk than a fund that invests principally in below investment grade secu-rities. Some of the debt securities the Fund may select may be considered com-parable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P).


                                                                        -------

Core Bond Fund
Credit research on corporate bonds includes examining both quantitative (mathe-matical) and qualitative criteria established by AGIM. These criteria include an issuer's industry, operating and financial profiles, business strategy, man-agement quality, and projected financial and business conditions.

At least 65% of the Fund's assets will be invested in high quality debt securi-ties. "High quality" debt securities are those rated (at the time of purchase) "A" or better by Moody's or S&P (in the three highest rating tiers), or unrated debt securities considered to be of comparable quality by AGIM. The Fund may only invest up to 20% of its total assets in debt securities rated below "Baa" by Moody's or "BBB" by S&P, or unrated debt securities considered to be of com-parable quality by AGIM. The Fund will not be required to sell any downgraded bonds that cause the Fund to exceed this 20% maximum guideline.

The Fund may invest up to 20% of its assets in domestic and foreign high yield corporate and government debt securities, commonly referred to as "high yield/high risk" or "junk" bonds. These bonds may be rated "B" or below by Moody's (Moody's lowest rating is "C"), or "BB" or below by S&P (S&P's lowest rating is "D"), or they may be unrated but considered to be of comparable qual-ity by AGIM. There is no minimum rating required by the Fund. Domestic and for-eign high yield debt securities involve greater risks than higher quality secu-rities, including price volatility and risk of default in the payment of inter-est and principal.

U.S. Government Securities Fund
The Fund may invest in:

 .Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), popularly known as "Ginnie Maes," that are backed by the full faith and credit of the U.S. Government. These are known as a "modified pass through" type of mortgage- backed security ("GNMA Certificates"). These securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages .U.S. Treasury obligations
 .Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. These securities are backed by their own credit, and may not be backed by the full faith and credit of the U.S. Government

-------

 .Mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Cor-poration and the Federal National Mortgage Association;
 .Collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government; and .Repurchase agreements collateralized by any of the foregoing.

Money Market Fund
The Fund invests in high quality, U.S. dollar-denominated money market instru-ments, as described on page 16.


                                                                        -------

Other Risks of Investing in North American Funds


Although a Fund may have the flexibility to use some or all of the investments or strategies described in this Prospectus and the Statement of Additional Information, its subadvisor may choose not to use these investments or strate-gies for a variety of reasons. These choices may cause a Fund to miss opportu-nities, lose money or not achieve its goal.

High Yield/High Risk Securities
High yield securities (often known as "junk bonds") include debt instruments that have an equity security attached to them. Securities rated below invest-ment grade and comparable unrated securities offer yields that fluctuate over time, but generally offer higher yields than do higher rated securities. Howev-er, securities rated below investment grade also involve greater risks than higher- rated securities. Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some qual-ity and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

Some of the debt securities in which the Funds may choose to invest may be, or may be similar to, the lowest rated non-subordinated debt (securities rated C by Moody's or CCC or lower by S&P). This type of security is very risky, as issuers may not have the ability to repay principal and interest, and may even default. If this should occur, the value of shares of the Fund holding them could fall.

Foreign Securities
There are risks associated with investing in foreign securities. These risks include unforeseen changes in tax laws, political changes, and changes in for-eign currency values and exchange rates.

There may be less publicly available information about foreign issuers. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements, which are generally less extensive than the requirements for domestic issuers. Foreign stock markets generally have substantially less volume than the U.S. exchanges and securities of foreign issuers are generally less liquid and more volatile, relative to U.S. issuers. For emerging markets, these risks can be more extreme.

There is frequently less governmental regulation of foreign exchanges, broker-dealers and issuers than in the United States, and brokerage costs may be high-er. In addition, investments in foreign companies may be subject to the possi-bility of nationalization or other changes in policy. Policy changes may allow foreign governments to withhold dividends, expropriate (confiscate, or keep) investment returns, or raise taxes to extremely high levels, among other things. Also, should a foreign issuer default, it may be difficult to recover anything in a bankruptcy proceeding.

Lending Fund Securities
Each Fund may lend up to 33% of its total portfolio assets, or securities, to brokers, dealers and other financial institutions. These loans must be callable (the Fund may ask that the loan be repaid in full) at any time by the Fund. The loans must be at all times fully secured by cash, cash equivalents or securi-ties issued or guaranteed by the U.S. government or its agencies or instrumen-talities, and marked to market (priced at market value) to the value of loaned securities on a daily basis. As with any extensions of credit, there may be risks of delay in recovery and in some cases even loss of rights in the collat-eral should the borrower of the securities fail financially. However, these loans of Fund securities will only be made to firms deemed by the subadvisors to be creditworthy.

Leverage Risk
Funds that borrow money to buy securities are using leverage. Leverage risk is the risk that leverage, or debt, will enable a Fund to buy more of a security that falls in value. In this case, the Fund would still need to repay the money it borrowed. Funds can create leverage, or borrow money, by using different types of techniques including reverse repurchase agreements, dollar rolls, and derivatives including inverse floating rate instruments.


-------

Hedging and Other
Strategic Transactions
Individual Funds may be authorized to use a variety of investment strategies described below for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the Fund. Hedging is simply believing that certain securi-ties will fall, or rise, in value, and structuring transactions that take advantage of those changes. These transactions are generally used to protect against possible changes in the market value of securities a Fund already owns or plans to buy, to protect unrealized gains or to improve the Fund's return in some way.

Where allowed, individual Funds may purchase and sell (or write) exchange-listed and over-the- counter put and call options on securities, index futures contracts, financial futures contracts and fixed-income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions. This category includes derivative transactions. A "derivative" is generally defined as an instrument whose value is based upon, or derived from, some underlying index or rate. Interest rate transactions may include swaps, caps, floors and collars, and currency transactions may include currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Euro Conversion
Any future conversion of certain European currencies to the Euro may present additional risks to those Funds exposed to such currencies.

Frequent Trading
A Fund may buy or sell investments extremely frequently, increasing brokerage commissions and other expenses of the Fund. Frequent trading may also increase the amount of capital gains realized by a Fund, including short-term capital gains, which are generally taxable to shareholders at ordinary income tax rates.

Temporary Defensive Strategies
A Fund's subadvisor may at certain times decide that pursuing the Fund's investment strategies is inconsistent with market conditions. A subadvisor may then employ defensive strategies designed mostly to limit losses. However, the subadvisor may choose not to use defensive strategies, even in volatile or unsettled market conditions. Such defensive strategies may cause the Fund to miss opportunities or to not achieve its goal.

                                                                        -------

Management of the Funds

Under the federal securities laws, Massachusetts law and the Trust's Agreement and Declaration of Trust and By-Laws, the business and affairs of the Trust are managed under the direction of the Trustees.

American General Asset Management Corp. ("AGAM"), formerly Cypress Tree Asset Management Corporation, Inc., is the investment adviser for the Trust. AGAM was formed in 1996 to advise, acquire and distribute mutual funds through broker-dealers, banks and other intermediaries. AGAM's address is 286 Congress Street, Boston, Massachusetts 02210.

According to its Advisory Agreement with the Trust (the "Advisory Agreement"), AGAM::

 .Oversees the administration of all aspects of the business and affairs of the Funds
 .Selects, contracts with and compensates subadvisors to manage the assets of the Funds
 .Makes recommendations to the Trustees regarding the hiring, termination and replacement of subadvisors
 .Reimburses the Fund if the total of certain expenses allocated to any Fund exceeds certain limitations
 .Monitors the subadvisors for compliance with the investment objectives and related policies of each Fund
 .Reviews the performance of the subadvisors
 .Periodically reports to the Trustees

The following table shows the management fees each Fund paid to AGAM for the last fiscal year under the Advisory Agreement as a percentage of the Fund's average daily net asset value.

 Funds                             Management
                                   Fees
---------------------------------------------
 International Small Cap Fund      1.05%
 International Equity Fund         .90%
 Global Equity Fund                .90%
 Small Cap Growth Fund             .95%
 Mid Cap Growth Fund               .93%
 Large Cap Growth Fund             .90%
 Growth & Income Fund              .68%
 Balanced Fund                     .75%
 Strategic Income Fund             .75%
 Core Bond Fund                    .60%
 U.S. Government Securities Fund   .60%
 Money Market Fund                 .20%

--------------------------------------------------------------------------------

Under an order granted to the Funds by the Securities and Exchange Commission, AGAM is permitted to appoint a subadvisor, to create a subadvisory agreement, and to terminate or amend a subadvisory agreement, in each case without share-holder approval. This "Manager of Managers" structure permits the Funds to change subadvisors or the fees paid to subadvisors without the expense and delays associated with obtaining shareholder approval. AGAM has ultimate responsibility under the Manager of Managers structure to oversee the subadvisors, including making recommendations to the Trust regarding the hir-ing, termination and replacement of subadvisors.

-------

Subadvisory Agreements


Wellington Management Company, LLP
Wellington Management Company, LLP, the subadvisor to the Growth & Income Fund, ("Wellington Management"), whose principal business address is 75 State Street, Boston, Massachusetts 02109.

Wellington Management and its predecessor organizations have provided invest-ment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals since 1928. As of September 30, 1999, Wellington Management had investment management author-ity with respect to approximately $217 billion of assets.

Matthew E. Megargel, Senior Vice President of Wellington Management, has served as fund manager to the Growth & Income Fund since February 1992. Mr. Megargel has served as fund manager of the Tax-Sensitive Equity Fund and the Equity-Income Fund since March 2000. Mr. Megargel joined Wellington Management in 1983 as a research analyst and took on additional responsibilities as a fund manager in 1988. In 1991, he became solely a fund manager with Wellington Management.

Credit Suisse Asset Management, LLC.
Credit Suisse Asset Management, LLC., the subadvisor to the Small Cap Growth Fund, is located at 153 E. 53rd Street, New York, New York, 10022.

CSAM is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of November 30, 1999, CSAM managed approximately $60 billion of assets, and together with its global affiliates, managed $168 billion worldwide.

The co-fund managers of the Small Cap Growth Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater, a managing director, has been fund manager of the Small Cap Growth Fund since its inception and has been a fund manager since 1978. Mr. Lurito, a managing director, has been a fund manager of the Small Cap Growth Fund since its inception and has been with the firm since 1987.

Founders Asset Management, LLC.
Investment decisions for the Large Cap Growth Fund, International Small Cap Fund and Global Equity Funds are made by its subadvisor, Founders Asset Manage-ment, LLC, located at 2930 East Third Avenue, Denver, Colorado 80206. Founders is a registered investment adviser first established as an asset manager in 1938, and is a subsidiary of Mellon Bank, N.A. As of September 30, 1999, Found-ers had over $7.5 billion of assets under management, including approximately $5.2 billion in mutual fund accounts and $2.3 billion in other advisory accounts.

To facilitate the day-to-day investment management of the Large Cap Growth Fund, International Small Cap Fund, and Global Equity Fund, Founders employs a unique team-and-lead-manager system. The management team is composed of several members of the Investment Department, including lead portfolio managers, port-folio traders and research analysts. Team members share responsibility for pro-viding ideas, information, knowledge and expertise in the management of the Funds. Each team member has one or more areas of expertise that is applied to the management of the Fund. Daily decisions on Fund selection for the Fund rests with a lead fund manager assigned to the Fund.


                                                                        -------

Tracy P. Stouffer, Vice President of Investments, has been the lead fund man-ager for the International Small Cap Fund since July 1999. Previously, Mr. Stouffer was a vice president and portfolio manager with Federated Global Incorporated from 1995 to July 1999 and a vice president and portfolio manager with Clariden Asset Management from 1988 to 1995.

Thomas M. Arrington, Vice President of Investments, is a Chartered Financial Analyst who has been the co-portfolio manager, along with Scott Chapman, of the Large Cap Growth Fund since December 1998. Mr. Arrington has served as co-port-folio manager to the Global Equity Fund since March 2000. Prior to joining Founders, he was vice president and director of income equity strategy at HighMark Capital Management, a subsidiary of Union BanCal Corp., where he man-aged the HighMark Income Equity Fund, a large-cap fund. He received a bache-lor's degree in economics from the University of California, Los Angeles and an MBA from San Francisco State University.

Scott Chapman, Vice President of Investments, is a Chartered Financial Analyst who has been the co-portfolio manager, along with Thomas Arrington, of the Large Cap Growth Fund since December 1998. Mr. Chapman has served as co-portfo-lio manager to the Global Equity Fund since March 2000. Before joining Found-ers, Chapman was vice president and director of growth strategy for HighMark Capital. He has more than 10 years experience in equity investment management, including security analysis positions with McCullough, Andrews and Cappiello and Cooper Development Co. Chapman received a bachelor of science degree in accounting from Santa Clara University and an MBA in finance from Golden Gate University.

Douglas A. Loeffler, Vice President of Investments, is a Chartered Financial Analyst who has served as the co-portfolio manager of the Global Equity Fund since March, 2000. Mr. Loeffler has been the lead portfolio manager for Dreyfus Founders Worldwide Growth Fund since July, 1999. Prior to joining Founders in 1995, Mr. Loeffler was an investment professional at Scudder, Stevens & Clark for seven years.

INVESCO Funds Group, Inc. ("INVESCO")
INVESCO, with principal offices at 7800 E. Union Blvd., Denver, Colorado 80237, has been the subadvisor to the Balanced Fund and the Mid Cap Growth Fund since March 2000. Established in 1932, INVESCO Funds Group is one of the oldest existing mutual fund management companies in the United States. Some of the world's largest institutions and more than one million individual investors rely on the knowledge of INVESCO's investment specialists. As of December 31, 1999, INVESCO and its affiliates managed approximately $357 billion in assets, including $40 billion in shareholder accounts.

Charles P. Mayer, Director of Investments & Senior Vice President, manages the equity portion of the Balanced Fund. Mr. Mayer, who joined INVESCO in 1993, has been an investment professional since 1969. Mr. Mayer holds a BA from St. Peter's College, and an MBA from St. John's University.

Donovan J. Paul, Senior Vice President, manages the fixed-income portion of the Balanced Fund. Mr. Paul, who joined INVESCO in 1994, has been an investment professional since 1976. Mr. Paul holds a BBA from the University of Iowa, and an MBA from the University of Northern Iowa.

Peter Lovell, Vice President, is a co-manager of the Balanced Fund. Mr. Lovell, who joined INVESCO in 1994, has been an investment professional since 1976. Mr. Lovell holds a BBA from the University of Iowa, and an MBA from the University of Northern Iowa.

Timothy J. Miller, Senior Vice President, manages the Mid Cap Growth Fund. Mr. Miller, who joined INVESCO in 1992, has been an investment professional since 1979. Mr. Miller holds a BSBA from St. Louis University, and an MBA from the University of Missouri.

-------

Morgan Stanley Dean Witter Investment Management Inc.
Morgan Stanley Dean Witter Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, has been the subadvisor to the International Equity Fund since April 1, 1999. Morgan Stanley Dean Witter Investment Management Inc. in certain instances does business using the name Morgan Stanley Asset Management ("MSAM"). MSAM, a wholly-owned subsid-iary of Morgan Stanley Dean Witter & Co., conducts a worldwide fund management business, providing a broad range of fund management services to customers in the United States and abroad. As of September 30, 1999, MSAM, together with its affiliated institutional asset management companies, managed investments total-ing approximately $173.5 billion.

Ann D. Thivierge shares portfolio management responsibility for the Interna-tional Equity Fund with Barton M. Biggs. Ms. Thivierge is a Managing Director of MSAM. She joined MSAM in 1986 and holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

Barton M. Biggs has been Chairman and a director of MSAM since 1980. He is also a director and chairman of various registered investment companies to which MSAM and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

American General Investment Management, L.P. ("AGIM")
AGIM has been the subadvisor to the Strategic Income Fund, the Core Bond Fund, the U.S. Government Securities Fund, and the Money Market Fund since March, 2000. AGIM was formed in 1998 as a successor to the investment management divi-sion of American General Corporation, and is an indirect wholly-owned subsidi-ary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institu-tions and other investors. Accounts managed by AGIM had combined assets, as of December 31, 1999, of approximately $68.9 billion. AGIM is located at 2929 Allen Parkway, Houston, Texas 77019.

Steven Guterman, Executive Vice President portfolio manager of the Strategic Income Fund, joined AGIM in 1998. Mr. Guterman served as Managing Director at Salomon Brothers, Inc. from 1996 to 1998 and as Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to 1998.

Robert N. Kase, Portfolio Manager, who serves as the portfolio manager of the Core Bond Fund and the U.S. Government Securities Fund, joined AGIM in 1998. Mr. Kase has served as Investment Officer of Variable Annuity Life Insurance Company and Senior Portfolio Manager of AGIM since 1998, and was Senior Portfo-lio Manager with CL Capital Management, Inc. from 1992 to 1998.

Teresa Moro, Portfolio Manager, who serves as the portfolio manager of the Money Market Fund, has served as Vice President and Investment Officer of Amer-ican General Series Portfolio Company and as portfolio manager of the American General Series Portfolio Company Money Market Fund since 1991.

                                                                        -------

Section III:

Investing in North American Funds
Institutional Classes of Shares

Two classes of shares of North American Funds are offered by this Prospectus:
Institutional Class I shares and Institutional Class II shares.

Institutional Class I shares of each Fund and Institutional Class II shares of the Core Bond Fund are available to you through your employer plan. Institu-tional Class I shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $1 million with the Trust [Insti-tutional Class II]. A plan's account balance is equal at any time to the aggre-gate of all amounts contributed by the plan to the Trust, less the cost of all redemptions by such plan from the Trust. The Distributor may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale. As a participant in an employer retirement plan, you do not purchase Institutional Class I and Class II Shares of the Funds directly. Rather, Insti-tutional Class I and Class II Shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund plan that is avail-able as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details. Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Funds, and the pro-cedures for investing depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Trust or designated agent for special processing services.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

Transfer or exchange of balances
An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Trust only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Trust reserves the right to re-fuse any exchange purchase request.

Pricing of Fund Shares
The price of the shares of each Fund is the net asset value per share (next determined following receipt of an order). The net asset value of the shares of each class of each Fund is calculated separately and, except as described below, is determined once daily as of the close of regularly scheduled trading on the New York Stock Exchange. Net asset value per share of each class of each Fund is calculated by dividing the value of the portion of the Fund's securi-ties and other assets attributable to that class, less the liabilities attrib-utable to that class, by the number of shares of that class outstanding. No determination is required on (i) days on which changes in the value of such Fund's securities holdings will not materially affect the current net asset value of the shares of the Fund and (ii) days when the New York Stock Exchange is closed (for example, national holidays). Generally, trading in non-U.S. Gov-ernment securities as well as U.S. Government Securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of a class of a Fund are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of regularly scheduled trading on the Exchange and would therefore not be reflected in the computation of a class's net asset value. If events materially affecting the value of such secu-rities occur during such period, then these securities will be valued at their fair value as determined in good faith by the subadvisors under procedures established and regularly reviewed by the Trustees.

-------
33

All instruments held by the Money Market Fund and short-term debt instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Unless you request cash payment, all dividends and distributions will be rein-vested. All Funds except the Money Market Fund declare and pay capital gains annually.


                                                                        -------

Dividends and Distributions from North American Funds

These Funds declare and pay income dividends annually:


 .International Small Cap Fund

 .Global Equity Fund

 .Small Cap Growth Fund

 .Mid Cap Growth Fund

 .Large Cap Growth Fund

 .Balanced Fund

These Funds declare and pay income dividends semi-annually:


 .International Equity Fund

 .Growth & Income Fund


These Funds declare income dividends daily and pay monthly:

 .Strategic Income Fund

 .Core Bond Fund

 .U.S. Government Securities Fund

 .Money Market Fund

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35

Taxes

It is expected that each Fund of the Trust will qualify as a "regulated investment company" under the Code. If it so qualifies, a Fund will not be subject to United States federal income taxes on its net investment income and net capital gain, if any, that it distributes to its shareholders in each tax-able year, provided that it distributes to its shareholders (i) at least 90% of its net investment income for such taxable year, and at least 90% of its net tax-exempt interest income for such taxable year. If in any year a Fund fails to qualify as a regulated investment company, such Fund would incur reg-ular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon re-qualification. Each Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund intends to make sufficient distributions to avoid application of the corporate income and excise taxes.

Certain investments, including investments in assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities", may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and thereby to eliminate any tax liability at the Fund level. In addition, transactions in options, futures contracts, hedging trans-actions, forward contracts, and straddles may accelerate income, defer losses, cause adjustments in the holding periods of a Fund's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments on dividends and interest. The investment yield of the Funds investing in foreign securities or curren-cies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If a Fund is eligible for and makes an election to allow the shareholders of that Fund to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. The ability of the shareholders to utilize such a foreign tax credit is subject to a holding period requirement. In addition, Funds investing in securities of passive foreign investment companies may be subject to U.S. fed-eral income taxes (and interest on such taxes) as a result of such invest-ments. The investment yield of the Funds making such investments will be reduced by these taxes and interest. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts.

A Fund's distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will result in taxable ordinary income to the shareholders of the Fund, whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will result in taxable long-term capital gain income to the shareholders of the Fund, regardless of whether the distribu-tions are received in cash or reinvested in shares and regardless of how long a shareholder has held shares in the Fund. Distributions are taxed as described in this paragraph even if such distributions economically represent a return of a particular shareholder's investment. Distributions that repre-sent a return of a particular shareholder's investment are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

The redemption, sale or exchange of Fund shares (including the exchange of shares of one Fund for shares of another) is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposi-tion of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

                                                                        -------

If a shareholder sells or otherwise disposes of a share of a Fund before hold-ing it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed.

Generally, unless a shareholder of any Fund includes his or her taxpayer iden-tification number (social security number for individuals) in the Shareholder Application and certifies that he or she is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% from divi-dends (other than exempt-interest dividends) and other reportable payments to the shareholder.

Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through (without restric-tion) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities. Thus, for resi-dents of these states, distributions derived from a Fund's investment in cer-tain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves.


-------

[GRAPHIC]

[LOGO]

North American Funds
286 Congress Street
Boston, Massachusetts 02210
(800) 872-8037

Institutional Class I Shares
Institutional CLass II Shares
International Small Cap Fund
International Equity Fund
Global Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Large Cap Growth Fund
Growth & Income Fund
Balanced Fund
Strategic Income Fund
Core Bond Fund
U.S. Government Securities Fund
Money Market Fund

For Additional Information
More information about the Funds, including the SAI, is available to you free of charge. To request additional information:

By Telephone
Call 1-800-872-8037

By Mail from the Funds (There is no fee.)
Write to:
North American Funds
286 Congress Street
Boston, MA 02210
By Mail or In Person from the Public Reference Room of the Securities and Exchange Commission (SEC). (You will pay a duplication fee.)

Visit or Write to:
SEC's Public Reference Section
450 Fifth Street, NW
Washington, DC, 20549-6009
1-800-SEC-0330

Online at the SEC's Internet Site Text-only versions of fund documents can be viewed online or downloaded from http://www.sec.gov.

Statement of Additional Information (SAI) The SAI provides additional information about the Trust and the Funds. The SAI and the auditor's report and financial statements included in the Trust's most recent Annual Report to its shareholders are incorporated by reference as part of this Prospectus.

Annual and Semi-annual Reports
The Annual and Semi-annual Reports describe the Funds' performance, list portfolio holdings and include additional information about the Funds' investments. The Annual Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

File No. 811-5797
0300.90201C

                              NORTH AMERICAN FUNDS

                         Supplement Dated June __, 2000
                                     to the
                       Statement of Additional Information
                               Dated March 1, 2000


Disclosure relating to:
         Institutional Class I shares and Institutional Class II shares of International Small Cap Fund, International Equity Fund, Global Equity Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Growth & Income Fund, Balanced Fund, Strategic Income Fund, Core Bond Fund, U.S. Government Securities Fund, Money Market Fund:


--------------------------------------------------------------------------
Note: This document supplements the North American Funds (the "Trust") Statement of Additional Information dated March 1, 2000 (the "Statement of Additional Information") filed electronically with the Securities and Exchange Commission via EDGAR on March 2, 2000 - Registration Nos. 33-27958, 811-5797, Accession
Number: 95019-00-000730 - and incorporated herein by reference.
--------------------------------------------------------------------------

I.       Date of the Statement of additional Information.

The date of the Statement of Additional Information is hereby amended to June __, 2000.

II.      New Classes of Shares.

The Trust intends to offer Institutional Class I shares of twelve series:
International Small Cap Fund, International Equity Fund, Global Equity Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Growth & Income Fund, Balanced Fund, Strategic Income Fund, Core Bond Fund, U.S. Government Securities Fund, Money Market Fund. The Trust intends to offer Institutional Class II shares of the Core Bond Fund.

          (c) Subadvisory Agreement between American General Asset Management Corp. and Wellington Management Company, dated March 10, 2000.
               (14)

          (d) Subadvisory Agreement between American General Asset Management Corp. and Morgan Stanley Dean Witter Investment Management Inc. dated March 10, 2000. (14)

          (e) Subadvisory Agreement between American General Asset Management Corp. and INVESCO Funds Group, Inc. dated March 10, 2000.
               (14)

          (f) Subadvisory Agreement between American General Asset Management Corp. and Founders Asset Management LLC dated March 10, 2000.
               (14)

          (g)  (Reserved)

          (h) Subadvisory Agreement between American General Asset Management Corp. and T. Rowe Price Associates, Inc. dated March 10,
               2000. (14)

          (i) Subadvisory Agreement between American General Asset Management Corp. and Neuberger Bornan Management, Inc. dated March 10, 2000. (14)

          (j)  (Reserved)

          (k) Subadvisory Agreement between American General Asset Management Corp. and Credit Suisse Asset Management, LLC dated March 10, 2000. (15)

________________________________________________________________________________

(1) Previously filed as Exhibit to North American Fund's initial registration statement on Form N-1A No. 33-27958) dated November 1, 1991.

(2) Previously filed as Exhibit to North American Fund's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) dated December 29, 1989.

(3) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 2 on Form N-1A (File No. 33-27958) dated August 29, 1990.

(4) Previously filed as Exhibit to North American Fund's Post-Effective Amendment No. 7 on Form N-1A (File No. 33-27958) dated November 1, 1991.

(5) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.

(6) Previously filed as Exhibit to North American Funds Post effective Amendment No. 21 on Form N1-A (File No. 33-27958) dated December 15, 1995.

(7) Previously filed as Exhibit to North American Funds Post-Effective Amendment No. 22 on Form N-1A (File No. 33-27958) dated February 23, 1996.

(8) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 25 on Form N-1A dated December 30, 1996.

(9) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 26 on Form N-1A (File No. 33-27958) dated October 17, 1997.

(10) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 27 on Form N-1A (File No. 33-27958) dated December 30, 1997.

(11) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 28 on Form N-1A (File No. 33-27958) dated December 18, 1998.

(12) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 29 on Form N-1A (File No. 33-27958) dated March 1, 1999.

(13) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 31 on Form N-1A (File No. 33-27958) dated March 2, 2000.

(14) Previously filed as Exhibit to North American Funds' Post-Effective Amendment No. 32 on Form N-1A (File No. 33-27958) dated March 17, 2000.

(15) Filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, North American Funds has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 5th day of April, 2000.



                                        NORTH AMERICAN FUNDS
                                        --------------------
                                             Registrant




                                        By:          *
                                           -------------------------
                                            Alice T. Kane, President



Attest:


 /s/ John I. Fitzgerald
-----------------------
John I. Fitzgerald
Secretary

      Pursuant to the requirements of the Securities Act of 1933, as amended, this amended Registration Statement has been signed by the following persons in the capacities and on the 5th day of April, 2000.



                                          Title
                                          -----

              *
-------------------------------           Trustee
William F. Achtmeyer



              *
-------------------------------           Trustee
Don B. Allen



              *
-------------------------------           Trustee
William F. Devin



              *
-------------------------------           Trustee, Chairman and President
Alice T. Kane



              *
-------------------------------           Trustee
Kenneth J. Lavery



              *
-------------------------------           Assistant Treasurer
Thomas J. Brown                           (Principal Accounting Officer)
                                          (Principal Financial Officer)



/s/ John I. Fitzgerald
-------------------------------           *By John I. Fitzgerald
John I. Fitzgerald                         Attorney-in-fact

Exhibit Index

4(k). Subadvisory Agreement between American General Asset Management Corp. and Credit Suisse Asset Management, LLC dated March 1, 2000.